Loans and Allowance for Loan Losses - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total impaired loans	$ 62,948,000		$ 65,874,000
Recorded investment with no related allowance	21,468,000		36,971,000
Costs incurred to sales, loans	4,200,000		$ 18,600,000
Expected additional loss on impaired loans for which no allowance	$ 0
Minimum period of principal and interest non payment to place under nonaccrual status	90 days
Non performing assets, percentage of total assets	2.71%		2.98%
Nonaccrual loans	$ 34,253,000		$ 35,512,000
Additional interest income	298,000	$ 428,000
Loans classified as TDRs	30,500,000		30,800,000
Recorded Investment	$ 30,479,000		30,753,000
Approximate period of nonaccrual status for accrual status consideration	6 months
TDRs returned to accrual status	$ 0
Allowance related to TDRs	3,684,000		5,447,000
TDRs charged off	0
Commitments related to troubled debt restructurings	0		0
Collateral Dependent
Financing Receivable, Recorded Investment [Line Items]
Total impaired loans	57,600,000		60,500,000
Troubled Debt Restructuring
Financing Receivable, Recorded Investment [Line Items]
Allowance related to TDRs	1,500,000		1,600,000
Troubled Debt Restructurings Charged Off
Financing Receivable, Recorded Investment [Line Items]
Allowance related to TDRs	0		135,000
TDRs charged off	0		158,000
Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	28,695,000		28,939,000
TDRs charged off	0
Non-Accruing
Financing Receivable, Recorded Investment [Line Items]
Recorded Investment	1,784,000		$ 1,814,000
TDRs charged off	$ 0